SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
10. SHARE CAPITAL AND SHARE-BASED PAYMENTS

a)	Authorized

Unlimited common shares without par value. All shares outstanding are fully paid.

b)	Issued during 2019 and 2018

During the year ended January 31, 2019, the Company issued 205,000 common shares upon the exercise of stock options for gross proceeds of $50,350.

During the year ended January 31, 2019, the Company issued 3,469,500 common shares upon the exercise of warrants for gross proceeds of $520,524.

During the year ended January 31, 2018, the Company issued 510,000 common shares upon the exercise of stock options for gross proceeds of $150,600.

During the year ended January 31, 2018, the Company issued 3,965,000 common shares upon the exercise of warrants for gross proceeds of $404,750.

c)	Share repurchases and cancellations

Normal Course Issuer Bids (“NCIB”)

2018-2019 NCIB

On July 30, 2018, the Company announced that the TSX Venture Exchange (“TSX-V”) had accepted the Company’s Notice for a NCIB.

Pursuant to the NCIB, the Company may purchase up to 3,938,462 common shares up until July 30, 2019, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates).

During the year ended January 31, 2019, the Company purchased and cancelled 2,781,000 common shares (year ended January 31, 2018 - Nil) pursuant to this NCIB. As at January 31, 2019 and 2018, the Company held no treasury shares associated with this NCIB.

2017-2018 NCIB

On June 26, 2017, the Company announced that the TSX-V had accepted the Company’s Notice for its NCIB.

Pursuant to the NCIB, the Company may purchase up to 3,844,000 common shares up until June 26, 2018, which represents approximately 10% of the total public float (being total issued shares, less shares held by insiders, and their associates and affiliates).

During the year ended January 31, 2019, the Company purchased 681,500 common shares (year ended January 31, 2018 – 1,344,000) and cancelled 1,114,000 common shares (year ended January 31, 2018 – 911,500) pursuant to this NCIB. As at January 31, 2019, this NCIB was completed and the Company held nil treasury shares (January 31, 2018 – 432,500 treasury shares) associated with this NCIB.

Cancellation of Shares – Sale of Robertson Property

During the year ended January 31, 2018, and pursuant to the closing of the transaction with Barrick (Note 5), 4,150,000 common shares of the Company were returned and cancelled.

d)	Share purchase warrants

A summary of the share purchase warrants issued, exercised and expired is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, January 31, 2017	7,649,500	$0.12
Exercised	(3,965,000)	$0.10
Expired	(200,000)	$0.10
Balance, January 31, 2018	3,484,500	$0.15
Exercised	(3,469,500)	$0.15
Expired	(15,000)	$0.15
Balance, January 31, 2019	-	-

Details of share purchase warrants outstanding are as follows:

	Exercise	Warrants Outstanding and Exercisable
Expiry Date	Price per Share	January 31, 2019	January 31, 2018

July 17, 2018	$0.15	-	3,484,500
		-	3,484,500

e)	Stock options

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Stock option activity is summarized as follows:

	Number of Options	Weighted Average Exercise Price
Stock options outstanding and exercisable, January 31, 2017	3,145,000	$0.28
Granted	1,775,000	$0.36
Exercised	(510,000)	$0.30
Cancelled	(115,000)	$0.29
Expired	(900,000)	$0.39
Stock options outstanding and exercisable, January 31, 2018	3,395,000	$0.28
Granted	1,545,000	$0.38
Exercised	(205,000)	$0.25
Cancelled	(85,000)	$0.29
Stock options outstanding, January 31, 2019	4,650,000	$0.32

A summary of stock options outstanding as at January 31, 2019 is as follows:

		Outstanding		Exercisable
Expiry Date	Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)
March 14, 2019	$0.240	905,000	0.12	905,000	0.12
July 10, 2019	$0.355	25,000	0.44	25,000	0.44
October 6, 2020	$0.125	100,000	1.68	100,000	1.68
October 6, 2020	$0.150	100,000	1.68	100,000	1.68
October 6, 2020	$0.175	100,000	1.68	100,000	1.68
October 6, 2020	$0.200	100,000	1.68	100,000	1.68
October 6, 2020	$0.225	100,000	1.68	100,000	1.68
July 5, 2022	$0.355	15,000	3.43	15,000	3.43
September 4, 2023	$0.380	1,335,000	4.59	333,750	4.59
January 25, 2024	$0.390	200,000	4.99	-	4.99
		4,650,000	2.98	3,448,750	2.40

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the options re-valued and granted to officers, directors, consultants and employees was calculated using the Black-Scholes model with following weighted average assumptions:

	2019	2018	2017
Weighted average assumptions:
Risk-free interest rate	2.12%	1.42%	0.71%
Expected dividend yield	-	-	-
Expected option life (years)	5.00	4.96	4.13
Expected stock price volatility	112.34%	129.96%	104.02%
Forfeiture rate	-	-	-
Weighted average fair value at grant date	$0.31	$0.32	$0.05